Revenue Recognition (Details Textual) - Samil Pharm. Co. Ltd [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Jul. 28, 2016	Dec. 31, 2018
Revenue Recognition, Milestone Method [Line Items]
Milestone Method Revenue Payment	$ 1.5	$ 2.1	$ 1.5
Accrued Royalties		6.0
Revenue Recognition Non Refundable Upfront Payment		$ 2.1